STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Value Fund

June 30, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.6%
Automobiles & Components - .8%
Visteon	13,257	[a]	1,603,302
Banks - 14.9%
Banner	35,980		1,950,476
Central Pacific Financial	64,011		1,668,127
Columbia Banking System	44,966		1,733,889
CVB Financial	51,814		1,066,850
Essent Group	48,211		2,167,084
First Bancorp	28,733	[b]	1,175,467
First Hawaiian	45,482		1,288,960
First Interstate BancSystem, Cl. A	51,854		2,169,053
First Merchants	6,636		276,522
Heritage Commerce	140,059		1,558,857
Heritage Financial	32,777		820,081
Old National Bancorp	95,249		1,677,335
Seacoast Banking Corp. of Florida	63,198		2,158,212
South State	15,174		1,240,626
TriState Capital Holdings	20,070	[a]	409,227
UMB Financial	27,600		2,568,456
United Community Bank	106,173		3,398,598
Webster Financial	78,733		4,199,618
			31,527,438
Capital Goods - 11.3%
Array Technologies	104,442	[a]	1,629,295
Dycom Industries	25,776	[a]	1,921,085
EMCOR Group	10,540		1,298,423
EnerSys	25,064		2,449,505
Fluor	113,173	[a]	2,003,162
GrafTech International	149,001		1,731,392
Granite Construction	61,977	[b]	2,573,905
Hyster-Yale Materials Handling	14,340		1,046,533
Matrix Service	89,025	[a]	934,762
MSC Industrial Direct, Cl. A	11,395		1,022,473
Parsons	5,235	[a]	206,050
Rexnord	21,343		1,068,004
Spirit AeroSystems Holdings, Cl. A	31,357		1,479,737
The Gorman-Rupp Company	15,254		525,348
The Greenbrier Companies	45,143	[b]	1,967,332
Titan Machinery	17,478	[a]	540,769

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
Capital Goods - 11.3% (continued)
Wabash National	94,575		1,513,200
			23,910,975
Commercial & Professional Services - 3.3%
Huron Consulting Group	23,950	[a]	1,177,142
KBR	98,951		3,774,981
Korn Ferry	28,920		2,098,146
			7,050,269
Consumer Durables & Apparel - 6.9%
Capri Holdings	42,364	[a]	2,422,797
GoPro, Cl. A	91,084	[a]	1,061,129
Helen of Troy	5,638	[a]	1,286,141
KB Home	35,447		1,443,402
Meritage Homes	16,748	[a]	1,575,652
Oxford Industries	26,380		2,607,399
Skechers USA, CI. A	59,069	[a]	2,943,408
Tri Pointe Homes	56,013	[a]	1,200,359
			14,540,287
Consumer Services - 3.3%
Bally's	23,082	[a]	1,248,967
Houghton Mifflin Harcourt	184,196	[a]	2,033,524
The Cheesecake Factory	66,522	[a]	3,604,162
			6,886,653
Diversified Financials - 3.5%
Cohen & Steers	15,022		1,233,156
Federated Hermes	83,070		2,816,904
LPL Financial Holdings	15,520		2,094,890
WisdomTree Investments	186,169		1,154,248
			7,299,198
Energy - 5.8%
Cactus, Cl. A	80,397		2,952,178
Cimarex Energy	19,985		1,447,913
CNX Resources	155,439	[a]	2,123,297
Comstock Resources	222,343	[a]	1,483,028
Helix Energy Solutions Group	478,561	[a,b]	2,732,583
Viper Energy Partners	84,579		1,592,623
			12,331,622
Food & Staples Retailing - .7%
The Chefs' Warehouse	43,428	[a]	1,382,313
Food, Beverage & Tobacco - .4%
Fresh Del Monte Produce	24,323		799,740
Health Care Equipment & Services - 4.4%
Acadia Healthcare	48,795	[a]	3,061,886
Apria	63,719	[a]	1,784,132
Evolent Health, Cl. A	110,954	[a,b]	2,343,348

Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
Health Care Equipment & Services - 4.4% (continued)
NuVasive	29,840	[a]	2,022,555
			9,211,921
Insurance - 1.5%
Kemper	17,797		1,315,198
Selective Insurance Group	23,793		1,930,802
			3,246,000
Materials - 6.6%
Alamos Gold, Cl. A	146,988		1,124,458
Carpenter Technology	48,013		1,931,083
Coeur Mining	166,876	[a]	1,481,859
Hecla Mining	186,934		1,390,789
Largo Resources	56,629	[a]	882,846
Materion	16,237		1,223,458
MP Materials	53,906	[a,b]	1,986,975
Schnitzer Steel Industries, Cl. A	33,358		1,636,210
Tronox Holdings, Cl. A	100,874		2,259,578
			13,917,256
Media & Entertainment - 4.4%
Genius Sports	31,782	[a,b]	596,548
Gray Television	112,505		2,632,617
John Wiley & Sons, Cl. A	20,068		1,207,692
Lions Gate Entertainment, Cl. A	46,049	[a,b]	953,214
Lions Gate Entertainment, Cl. B	33,912	[a]	620,590
MSG Networks, Cl. A	116,421	[a]	1,697,418
TEGNA	89,754		1,683,785
			9,391,864
Pharmaceuticals Biotechnology & Life Sciences - .4%
Vanda Pharmaceuticals	41,208	[a]	886,384
Real Estate - 9.2%
Agree Realty	29,029	[c]	2,046,254
Equity Commonwealth	47,976	[c]	1,256,971
Highwoods Properties	23,016	[c]	1,039,633
Newmark Group, Cl. A	196,549		2,360,553
Pebblebrook Hotel Trust	69,400	[c]	1,634,370
Physicians Realty Trust	130,595	[c]	2,412,090
Potlatchdeltic	45,466	[c]	2,416,518
Rayonier	48,550	[c]	1,744,401
Retail Opportunity Investments	41,560	[c]	733,950
STAG Industrial	30,862	[c]	1,155,165
Sunstone Hotel Investors	212,029	[a,c]	2,633,400
			19,433,305
Retailing - 5.0%
Bed Bath & Beyond	25,047	[a]	833,815
Dillard's, Cl. A	12,263	[b]	2,218,131

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
Retailing - 5.0% (continued)
Funko, Cl. A	43,025	[a]	915,572
Guess?	51,869		1,369,342
Nordstrom	40,552	[a]	1,482,987
Sally Beauty Holdings	44,078	[a,b]	972,801
Urban Outfitters	69,239	[a]	2,854,032
			10,646,680
Semiconductors & Semiconductor Equipment - 1.7%
Diodes	33,997	[a]	2,711,941
MaxLinear	21,568	[a]	916,424
			3,628,365
Software & Services - 4.8%
A10 Networks	96,098	[a]	1,082,063
CSG Systems International	36,115		1,703,906
MAXIMUS	17,876		1,572,552
Progress Software	35,939		1,662,179
Verint Systems	21,551	[a,b]	971,304
WM Technology	61,475	[a,b]	1,097,943
Zuora, Cl. A	121,538	[a]	2,096,530
			10,186,477
Technology Hardware & Equipment - 3.3%
ADTRAN	93,993		1,940,955
Extreme Networks	117,459	[a]	1,310,842
NETGEAR	66,029	[a,b]	2,530,231
nLight	30,037	[a]	1,089,742
			6,871,770
Transportation - 1.5%
SkyWest	73,712	[a]	3,174,776
Utilities - 3.9%
Avista	38,683		1,650,604
Chesapeake Utilities	13,888		1,671,143
NorthWestern	28,152		1,695,313
Portland General Electric	34,438		1,586,903
Southwest Gas Holdings	26,354		1,744,371
			8,348,334
Total Common Stocks (cost $149,160,707)			206,274,929

Exchange-Traded Funds - 1.0%
Registered Investment Companies - 1.0%
iShares Russell 2000 Value ETF (cost $2,031,209)	12,729		2,110,086

	1-Day Yield (%)
Investment Companies - 1.7%
Registered Investment Companies - 1.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $3,701,464)	0.05	3,701,464	[d]	3,701,464

Investment of Cash Collateral for Securities Loaned - 1.7%
Registered Investment Companies - 1.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $3,496,330)	0.01	3,496,330	[d]	3,496,330
Total Investments (cost $158,389,710)		102.0%		215,582,809
Liabilities, Less Cash and Receivables		(2.0%)		(4,238,476)
Net Assets		100.0%		211,344,333

ETF—Exchange-Traded Fund

a Non-income producing security.

b Security, or portion thereof, on loan. At June 30, 2021, the value of the fund’s securities on loan was $15,981,703 and the value of the collateral was $16,193,652, consisting of cash collateral of $3,496,330 and U.S. Government & Agency securities valued at $12,697,322.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Value Fund

June 30, 2021 (Unaudited)

The following is a summary of the inputs used as of June 30, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	206,274,929	-	-	206,274,929
Exchange-Traded Funds	2,110,086	-	-	2,110,086
Investment Companies	7,197,794	-	-	7,197,794

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At June 30, 2021, accumulated net unrealized appreciation on investments was $57,193,099, consisting of $58,735,285 gross unrealized appreciation and $1,542,186 gross unrealized depreciation.

At June 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.